Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance -December 31, 2020 at Dec. 31, 2019				$ 1,269,027	$ 3,096,579	$ (3,560,200)	$ 385,147	$ (60,000)	$ 1,130,553
Shares, Issued at Dec. 31, 2019				126,902,749
Preferred B shares conversion to common stock
Net loss						(1,131,809)			(1,131,809)
Other comprehensive income							(31,054)		(31,054)
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for cash				$ 4,686	234,949				239,635
Stock Issued During Period, Shares, New Issues				468,582
Common shares issued for debt conversion				$ 4,400	399,480				403,880
[custom:CommonStockIssuedForSettlementOfDebtShares]				439,998
Reverse acquisition recapitalization				$ 47,539	(26,963)				20,576
Stock Issued During Period, Shares, Acquisitions		2		4,753,897
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt
Balance -December 31, 2021 at Dec. 31, 2020				$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2		132,565,226
Preferred B shares conversion to common stock				$ 27	5,973				6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)		2,650
Issuance of Special 2019 Series A Preferred Stock from Treasury to related party in satisfaction of debt								60,000	60,000
Stock Issued During Period, Shares, Treasury Stock Reissued	1
Common shares issued for Services - Advisory Board				$ 3,061	701,015				704,076
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				306,120
Common shares issued for Services – Consulting				$ 240	59,760				60,000
Stock Issued During Period, Shares, Issued for Services				24,000
Net loss						(1,284,275)			(1,284,275)
Other comprehensive income							21,008		21,008
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Stock Issued During Period, Shares, New Issues			503
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt									60,000
Balance -December 31, 2021 at Mar. 31, 2021				$ 1,328,980	4,470,793	(5,976,284)	375,101		198,590
Shares, Issued at Mar. 31, 2021	1			132,897,996
Balance -December 31, 2020 at Dec. 31, 2020				$ 1,325,652	3,704,045	(4,692,009)	354,093	(60,000)	631,781
Shares, Issued at Dec. 31, 2020		2		132,565,226
Preferred B shares conversion to common stock				$ 27	5,973				6,000
[custom:PreferredBSharesConvertedToCommonSharesShares]		(2)		2,650
Common shares issued for Services - Advisory Board				$ 5,612	1,637,743				1,643,355
Common shares issued for Services – Consulting				$ 570	131,040				131,610
Stock Issued During Period, Shares, Issued for Services				57,000
Net loss						(3,693,487)			(3,693,487)
Other comprehensive income							23,151		23,151
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for debt conversion				$ 45,000					45,000
[custom:CommonStockIssuedForSettlementOfDebtShares]				4,500,000
[custom:StockIssuedDuringPeriodSharesIssuedForServicesAdvisoryBoard]				$ 561,220
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt								60,000	60,000
Stock Issued During Period, Shares, Other	1
Common shares issued for note conversion				$ 25,000					25,000
Stock Issued During Period, Shares, Conversion of Convertible Securities				2,500,000
Balance -December 31, 2021 at Dec. 31, 2021				$ 1,401,861	5,478,801	(8,385,496)	377,244		(1,127,590)
Shares, Issued at Dec. 31, 2021	1			140,186,096
Preferred B shares conversion to common stock
Common shares issued for Services - Advisory Board				$ 1,480	73,980				75,460
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture				147,960
Common shares issued for Services – Consulting				$ 193	8,787				8,980
Stock Issued During Period, Shares, Issued for Services				19,250
Net loss						(1,030,331)			(1,030,331)
Other comprehensive income							13,373		13,373
[custom:ComprehensiveIncomeNetOfTaxIncludingPortionAttributableToNoncontrollingInterestShares]
Common shares issued for cash			$ 1		(1)
Stock Issued During Period, Shares, New Issues			503
Dividend Series C Preferred Stock						(3,272)			(3,272)
Preferred Stock Dividends, Shares
Issuance of Special 2019 Series A Preferred Stock to related party in satisfaction of debt
Balance -December 31, 2021 at Mar. 31, 2022			$ 1	$ 1,411,464	$ 5,933,451	$ (9,419,099)	$ 390,617		$ (1,683,566)
Shares, Issued at Mar. 31, 2022	1		503	141,146,345